Shareholders' Equity	12 Months Ended
Dec. 31, 2010
SHAREHOLDERS' EQUITY
8. SHAREHOLDERS’ EQUITY
Common Shares
The Company paid to holders of its common shares and holders of its common units distributions of $222.6 million, $209.6 million and $241.8 million during the years ended December 31, 2010, 2009 and 2008, respectively. On a per share basis, the Company paid Common Share and Unit distributions of $1.90, $1.90 and $2.50 during the years ended December 31, 2010, 2009 and 2008, respectively.
The following table summarizes the taxability of common share distributions (taxability for 2010 is estimated):

	2010	2009	2008

Ordinary dividend	$1.4812	$1.6772	$2.0186
Qualified dividend	—	—	0.3422
Capital gain — 15%	—	0.0976	0.0664
IRC Sec 1250 unrecapture gain — 25%	0.0128	0.1252	0.0728
Return of capital	0.4060	—	—

Total	$1.9000	$1.9000	$2.500

The Company’s tax return for the year ended December 31, 2010 has not been filed. The taxability information presented for the 2010 distributions is based upon the best available data. The Company’s prior federal income tax returns are subject to examination by taxing authorities. Because the application of tax laws and regulations is susceptible to varying interpretations, the taxability of distributions could be changed at a later date upon final determination by taxing authorities.
Common Shares Held in Treasury
The Company has a share repurchase plan under which the Company may purchase up to $100 million of the Company’s common shares and preferred shares (as defined below).
The Company purchased no common shares under the share repurchase plan during 2010, 2009 or 2008.
Common Units
The common units outstanding as of December 31, 2010 have the same economic characteristics as common shares of the Trust. The common units share proportionately in the net income or loss and in any distributions of the Operating Partnership. The common units of the Operating Partnership not held by the Trust are redeemable at any time at the option of the holder. The Trust as the sole general partner of the Operating Partnership may at its option elect to settle the redemption in cash or through the exchange on a one—for-one basis with unregistered common shares of the Trust. The market value of the 3,928,733 common units of the Operating Partnership not held by the Trust based on the closing price of the shares of the Company at December 31, 2010 was $125.4 million.
No common units were issued in connection with acquisitions during 2010, 2009 or 2008. A reclassification from noncontrolling interests — common units to additional paid in capital was made reflecting the effect of the cumulative redemption of common units to common shares in the amount of $38.9 million and $36.7 million at December 31, 2008 and 2007, respectively.
Preferred Units
The Company has outstanding the following Cumulative Redeemable Preferred Units of the Operating Partnership, (the “Preferred Units”):

Date of				Liquidation	Dividend	Redeemable
Issue	Issue	Amount	Units	Preference	Rate	As of	Exchangeable after
		(in 000’s)

7/28/99	Series B	$95,000	3,800	$25	7.45%	8/31/09	8/31/13 into Series B Cumulative Redeemable Preferred Shares of the Trust
6/16/05	Series E	$20,000	400	$50	7.00%	6/16/10	6/16/15 into Series E Cumulative Redeemable Preferred Shares of the Trust
6/30/05	Series F	$50,000	1,000	$50	6.65%	6/30/10	12/12/15 into Series F Cumulative Redeemable Preferred Shares of the Trust
12/15/06	Series G	$27,000	540	$50	6.70%	12/15/11	12/15/16 into Series G Cumulative Redeemable Preferred Shares of the Trust
8/21/07	Series H	$100,000	4,000	$25	7.40%	8/21/12	8/21/17 into Series H Cumulative Redeemable Preferred Shares of the Trust
The Preferred Units are callable at the Operating Partnership’s option after a stated period of time. The Trust as the sole general partner of the Operating Partnership may at its option elect to settle the redemption for cash or through the exchange on a one-for-one basis with unregistered preferred shares of the Trust.
The Company paid the following Preferred Unit distributions for the year ended December 31:

	2010	2009	2008
Distributions (in millions)	$21.0	$21.0	$21.0
Distribution per unit:
Series B	$1.86	$1.86	$1.86
Series E	$3.50	$3.50	$3.50
Series F	$3.33	$3.33	$3.33
Series G	$3.35	$3.35	$3.35
Series H	$1.85	$1.85	$1.85
As of December 31, 2010, the Company had 6,273,000 authorized but unissued preferred shares.
Dividend Reinvestment and Share Purchase Plan
The Company has a Dividend Reinvestment and Share Purchase Plan under which holders of common shares may elect to automatically reinvest their distributions in additional common shares and may make optional cash payments for additional common shares. The Company may issue additional common shares or repurchase common shares in the open market for purposes of satisfying its obligations under the Dividend Reinvestment and Share Purchase Plan. During the years ended December 31, 2010, 2009, and 2008, 915,363, 304,587, and 1,328,376 common shares, respectively, were issued through the Dividend Reinvestment and Share Purchase Plan. The Company used the proceeds to pay down outstanding borrowings under the Company’s unsecured credit facility and for general corporate purposes.
Continuous Equity Offering
During the years ended December 31, 2009 and 2008, the Company sold common shares pursuant to a continuous offering program. During the years ended December 31, 2009 and 2008, the Company sold 12.8 million and 495,000 common shares, respectively, through this program. The net proceeds from the offering of $283.2 million and $10.8 million for the years ended December 31, 2009 and 2008, respectively, were used for general corporate purposes, including the funding of maturing senior note obligations. The Company did not sell any common shares pursuant to a continuous offering program during 2010.
Sale of Common Shares
In October 2008, the Company sold 4,750,000 common shares. The net proceeds of the offering of $149.5 million were used to pay down outstanding borrowings under the $600 million Credit Facility and for general corporate purposes.

LIBERTY PROPERTY LIMITED PARTNERSHIP
SHAREHOLDERS' EQUITY
8. OWNERS’ EQUITY
Common Units
General and Limited partners’ equity — common units relates to limited partnership interests of the Operating Partnership issued in connection with the formation of the Company and certain subsequent acquisitions. The common units outstanding as of December 31, 2010 have the same economic characteristics as common shares of the Trust. The 3,928,733 common units are the limited partners’ equity — common units held by persons and entities other than Liberty Property Trust, the general partner of Liberty Property Limited Partnership, which holds a number of common units equal to the number of outstanding common shares of beneficial interest. Both the common units held by Liberty Property Trust and the common units held by persons and entities other than Liberty Property Trust are counted in the weighted average number of common units outstanding during any given period. The 3,928,733 common units share proportionately in the net income or loss and in any distributions of the Operating Partnership and are exchangeable into the same number of common shares of the Trust. The market value of the 3,928,733 common units at December 31, 2010 based on the closing price of the shares of the Company at December 31, 2010 was $125.4 million.
Preferred Units
The Company has outstanding the following Cumulative Redeemable Preferred Units of the Operating Partnership, (the “Preferred Units”):

Date of				Liquidation	Dividend	Redeemable
Issue	Issue	Amount	Units	Preference	Rate	As of	Exchangeable After
		(in 000’s)
7/28/99	Series B	$95,000	3,800	$25	7.45%	8/31/09	8/31/13 into Series B Cumulative Redeemable Preferred Shares of the Trust
6/16/05	Series E	$20,000	400	$50	7.00%	6/16/10	6/16/15 into Series E Cumulative Redeemable Preferred Shares of the Trust
6/30/05	Series F	$50,000	1,000	$50	6.65%	6/30/10	12/12/15 into Series F Cumulative Redeemable Preferred Shares of the Trust
12/15/06	Series G	$27,000	540	$50	6.70%	12/15/11	12/15/16 into Series G Cumulative Redeemable Preferred Shares of the Trust
8/21/07	Series H	$100,000	4,000	$25	7.40%	8/21/12	8/21/17 into Series H Cumulative Redeemable Preferred Shares of the Trust
The Preferred Units are callable at the Operating Partnership’s option after a stated period of time. The Trust as the sole general partner of the Operating Partnership may at its option elect to settle the redemption for cash or through the exchange on a one-for-one basis with unregistered preferred shares of the Trust.
The Company paid the following Preferred Unit distributions for the year ended December 31:

	2010	2009	2008
Distributions (in millions)	$21.0	$21.0	$21.0
Distribution per unit:
Series B	$1.86	$1.86	$1.86
Series E	$3.50	$3.50	$3.50
Series F	$3.33	$3.33	$3.33
Series G	$3.35	$3.35	$3.35
Series H	$1.85	$1.85	$1.85
Limited Partners’ Equity
Limited partners’ equity in the accompanying financial statements represents the interests of the common and preferred units in Liberty Property Limited Partnership not held by the Trust. For the years ended December 31, 2008 and prior, these interests were classified in the mezzanine section of the Company’s Consolidated Balance Sheets. In 2009, the Trust and the Operating Partnership entered into an indemnification agreement which requires the Trust to hold the Operating Partnership harmless in connection with the conversion of any common units or preferred units. The noncontrolling interests — common units and preferred units were therefore transferred to owners’ equity.
A reclassification from limited partners’ equity — common units to general partner’s equity was made reflecting the effect of the cumulative redemption of common units to common shares in the amount of $24.5 million at December 31, 2008.
The following details the change in limited partners’ equity for the year ended December 31, 2008. For the years ended December 31, 2009 and 2010, see the Company’s Consolidated Statements of Owners’ Equity.

	Limited partners’	Limited partners’
	equity-	equity-
	common units	preferred units
Balance at January 1, 2008	$120,713	$287,960
Contributions from partners	176	—
Distributions to partners	(10,131)	(21,013)
Issuance of operating partnership units	—	—
Net income	6,669	21,012
Redemption of limited partners common units for common shares	(24,396)	—

Balance at December 31, 2008	$93,031	$287,959

Continuous Equity Offering
During the years ended December 31, 2009 and 2008, the Company sold common units pursuant to a continuous offering program. During the years ended December 31, 2009 and 2008, the Company sold 12.8 million and 495,000 common units, respectively, through this program. The net proceeds from the offering of $283.2 million and $10.8 million for the years ended December 31, 2009 and 2008, respectively, were used for general corporate purposes, including the funding of maturing senior note obligations. The Company did not sell any common units pursuant to a continuous offering program during 2010.
Sale of Common Units
In October 2008, the Company sold 4,750,000 common units. The net proceeds of the offering of $149.5 million were used to pay down outstanding borrowings under the $600 million Credit Facility and for general corporate purposes.
Noncontrolling Interest — Consolidated Joint Ventures
Noncontrolling interest — consolidated joint ventures includes third-party ownership interests in consolidated joint venture investments.